Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Forecast [Member] February 1, 2014 Through January 31, 2015 [Member] gal	Jun. 30, 2014 Forecast [Member] January 1, 2015 Through December 31, 2015 [Member] gal	Jun. 30, 2014 Economic Development Loan [Member]	Dec. 31, 2013 Economic Development Loan [Member]	Jun. 30, 2014 Senior Notes [Member] Level 2 [Member]	Dec. 31, 2013 Senior Notes [Member] Level 2 [Member]	Jun. 30, 2014 Senior Secured Term Loan Facility [Member] Level 2 [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility [Member] Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired				205,800	205,860
Unrealized gains on contracts	$ 0.1	$ 0.1
Maturity period of cash equivalents			90 days
Long-term debt fair value						0.4	0.4	387.6	406.0	290.2	291.0
Estimated fair values of fuel contracts			$ 0.1